Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

March 31, 2019

Dates Covered
Collections Period	03/01/19 - 03/31/19
Interest Accrual Period	03/15/19 - 04/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/19	971,951,357.04	45,546
Yield Supplement Overcollateralization Amount 02/28/19	60,530,163.93	0
Receivables Balance 02/28/19	1,032,481,520.97	45,546
Principal Payments	30,568,590.79	835
Defaulted Receivables	887,848.28	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/19	58,008,900.39	0
Pool Balance at 03/31/19	943,016,181.51	44,682

Pool Statistics	$ Amount	# of Accounts
Pool Factor	90.12%
Prepayment ABS Speed	1.45%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	4,387,320.68	196
Past Due 61-90 days	1,021,073.38	41
Past Due 91-120 days	176,520.37	10
Past Due 121+ days	0.00	0
Total	5,584,914.43	247

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.56%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.12%
Delinquency Trigger Occurred	NO

Recoveries	415,530.79
Aggregate Net Losses/(Gains) - March 2019	472,317.49
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.55%
Prior Net Losses Ratio	0.21%
Second Prior Net Losses Ratio	0.03%
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.06%

Overcollateralization Target Amount	10,844,686.09
Actual Overcollateralization	10,844,686.09
Weighted Average APR	3.98%
Weighted Average APR, Yield Adjusted	6.57%
Weighted Average Remaining Term	61.26

Flow of Funds	$ Amount

Collections	34,221,343.91
Investment Earnings on Cash Accounts	31,439.16
Servicing Fee	(860,401.27)
Transfer to Collection Account	-
Available Funds	33,392,381.80

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,296,956.74
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	2,187,734.92
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,570,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,844,686.09
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,360,371.72

Total Distributions of Available Funds	33,392,381.80

Servicing Fee	860,401.27
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 03/15/19	960,773,916.43
Principal Paid	28,602,421.01
Note Balance @ 04/15/19	932,171,495.42

Class A-1
Note Balance @ 03/15/19	136,103,916.43
Principal Paid	28,602,421.01
Note Balance @ 04/15/19	107,501,495.42
Note Factor @ 04/15/19	50.9485760%

Class A-2
Note Balance @ 03/15/19	348,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	348,000,000.00
Note Factor @ 04/15/19	100.0000000%

Class A-3
Note Balance @ 03/15/19	347,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	347,000,000.00
Note Factor @ 04/15/19	100.0000000%

Class A-4
Note Balance @ 03/15/19	82,950,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	82,950,000.00
Note Factor @ 04/15/19	100.0000000%

Class B
Note Balance @ 03/15/19	31,150,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	31,150,000.00
Note Factor @ 04/15/19	100.0000000%

Class C
Note Balance @ 03/15/19	15,570,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	15,570,000.00
Note Factor @ 04/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,429,589.07
Total Principal Paid	28,602,421.01
Total Paid	31,032,010.08

Class A-1
Coupon	2.72616%
Interest Paid	319,507.57
Principal Paid	28,602,421.01
Total Paid to A-1 Holders	28,921,928.58

Class A-2
Coupon	3.02000%
Interest Paid	875,800.00
Principal Paid	0.00
Total Paid to A-2 Holders	875,800.00

Class A-3
Coupon	3.04000%
Interest Paid	879,066.67
Principal Paid	0.00
Total Paid to A-3 Holders	879,066.67

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.3459104
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.6173115
Total Distribution Amount	29.9632219

A-1 Interest Distribution Amount	1.5142539
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	135.5564977
Total A-1 Distribution Amount	137.0707516

A-2 Interest Distribution Amount	2.5166667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	2.5166667

A-3 Interest Distribution Amount	2.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.5333333

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	76.49
Noteholders' Third Priority Principal Distributable Amount	544.36
Noteholders' Principal Distributable Amount	379.15

Account Balances	$ Amount

Reserve Account
Balance as of 03/15/19	2,595,670.49
Investment Earnings	5,180.41
Investment Earnings Paid	(5,180.41)
Deposit/(Withdrawal)	-
Balance as of 04/15/19	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49